Revenues (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of revenue [text block] [Abstract]
Schedule of revenue by product
	Six months ended		Year ended
	June 30,		December 31,
	2021	2020	2020
	Unaudited		Audited
	USD in thousands

Miniature camera and related equipment	24	69	491
Products	1,910	4	-
Revenues from commissions	459	-	40

Total	2,393	73	531

Schedule of major customers
	Six months ended		Year ended
	June 30,		December 31,
	2021	2020	2020
	USD in thousands
Customer A	-	-	383
Customer B	21	26	-
Customer C	-	24	-
Customer D	-	9	-